Acquisition	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Acquisition

NOTE 4 – ACQUISITION

Midtown Acquisition

On August 22, 2019, the Company acquired a franchisee store in Midtown, New York, as a corporate store (the “Midtown Acquisition”). The purchase price of the store was $121,464, of which $35,116 related to equipment purchased and the remaining $86,348 was accounted for as goodwill. The Company paid cash of approximately $35,000 and also assumed a liability of approximately $86,000 which is recorded in accounts payable and accrued expenses.